Flight Operation Expenses - Summary of Flight Operation Expenses (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Analysis of income and expense [abstract]
Jet fuel costs	¥ 18,797	¥ 42,814	¥ 42,922
Flight personnel payroll and welfare	10,232	12,709	11,467
Air catering expenses	1,765	3,975	3,734
Civil Aviation Development Fund	0	2,332	2,940
Aircraft operating lease charges	977	1,412	8,726
Training expenses	857	1,142	894
Aircraft Insurance	191	192	163
Others	4,726	5,990	5,370
Flight operation expenses	¥ 37,545	¥ 70,566	¥ 76,216

[1]	The Group has initially applied IFRS 16 at January 1, 2019 using the modified retrospective approach. Under this approach, comparative information is not restated. See Note 2(b).